Right-of-use assets (Details Narrative)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Effective date of revaluation right of use assets		The Group leases office premises for 3 years that which has options to extend the lease term for another 3 years upon lease expired.
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Effective date of revaluation right of use assets	The Group leases office premises for 3 years that which has options to extend the lease term for another 3 years upon lease expired.